Other Income and Expenses	12 Months Ended
Dec. 31, 2020
Income Statement [Abstract]
Other income and expenses

9. Other income and expenses

9.1  Other income, net

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Government grants*	1,218	1,054	805
Waiver of trade payables	—	—	600
Covid-19 - related rent concessions from a lessor (Note 24)	778	—	—
Foreign exchange differences, net	361	1,173	(536)
Additional deduction of VAT	1,864	684	23
Bad debt recovery	—	200	2,801
Others	164	719	—
Total other income, net	4,385	3,830	3,693

*

Various government grants were received with the aim to promote research and development as the Group operates within the cultural and creative industry. There are no unfulfilled conditions or contingencies relating to these grants.

9. Other income and expenses (continued)

9.2  Finance costs

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	7,544	2,629	1,769
Interest on lease liabilities	2,561	613	141
Total finance costs	10,105	3,242	1,910

9.3  Finance income

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Bank interest income	45	155	59
Interest income on loans receivable	1,527	—	—
Interest income on net investments in subleases	49	103	—
Total finance income	1,621	258	59

9.4  Depreciation, amortisation and costs of inventories

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	1,448	233	30
Depreciation of right-of-use assets	1,955	66	—
Amortisation of intangible assets	5,326	3,720	2,557
Costs of inventories recognised as an expense	11,489	12,465	15,484
Included in selling expenses:
Depreciation of right‑of‑use assets	516	489	885
Included in administrative expenses:
Depreciation of property, plant and equipment	809	1,018	804
Depreciation of right‑of‑use assets	2,009	1,063	1,054
Amortisation of intangible assets	40	42	35

9.5  Research and development costs

The Group’s research and development concentrates on the development of smart music education solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).

Research and development costs of RMB12,598,000, RMB10,258,000 and RMB10,642,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the years ended December 31, 2020, 2019 and 2018, respectively.

9. Other income and expenses (continued)

9.6  Wages and salaries and pension scheme contributions

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Wages and salaries	29,798	19,245	21,155
Equity-settled share-based payment expenses	19,416	—	—
Pension scheme contributions	129	3,053	4,249

At December 31, 2020, 2019 and 2018, the Group had no forfeited contributions available to reduce its contributions to the pension scheme in future years.